BUSINESS ACQUISITIONS AND GOODWILL - Investment in Capstone (Details) - USD ($) $ in Thousands					12 Months Ended
	Dec. 31, 2017	Aug. 08, 2017	Jul. 19, 2017	Jun. 23, 2017	Dec. 31, 2017
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary					100.00%
Increase to equity as result of share-purchase activity of non-controlling interest					$ 153
Non-controlling interest
Disclosure of subsidiaries [line items]
Increase to equity as result of share-purchase activity of non-controlling interest					153
Capstone Investment
Disclosure of subsidiaries [line items]
Number of ownership shares acquired from subsidiary (in shares)		3,250,000		3,250,000
Proportion of ownership interest in subsidiary	98.40%			99.70%
Consideration paid in cash				$ 5,050
Minimum required ownership of voting rights held in subsidiary				55.00%
Consideration paid for investment		$ 5,100		$ 13,000
Proportion of ownership interests held by non-controlling interests	1.60%
Contingent liabilities recognised in business combination	$ 0				0
Capstone Investment | SG&A
Disclosure of subsidiaries [line items]
Advisory fees and other costs (recoveries)					500
Capstone Investment | Non-controlling interest
Disclosure of subsidiaries [line items]
Increase to equity as result of share-purchase activity of non-controlling interest					$ 200
Capstone Investment | Airtrax
Disclosure of subsidiaries [line items]
Number of ownership shares acquired from subsidiary (in shares)			99,000
Consideration paid for investment			$ 200
Fair value of contribution in-kind made by non-controlling shareholders				$ 12,000